SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Diluted Shares disclosures [Line Items]
Net income attributable to TODA's stockholders	$ 3,474,017	$ 4,505,510	$ 9,948,651
Weight average outstanding shares of ordinary stock (in shares)	27,780,000	27,780,000	23,731,700
Dilutive effect of convertible preference stock (in shares)	0	0	3,865,256
Dilutive weighted average outstanding shares (in shares)	27,780,000	27,780,000	27,596,956
Earnings per ordinary share:
Basic (in dollars per share)	$ 0.12	$ 0.16	$ 0.42
Diluted (in dollars per share)	$ 0.12	$ 0.16	$ 0.36